INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax Credit Carryforward [Line Items]
Deferred tax asset valuation allowance	$ 146,005,000	$ 91,586,000
Gross unrecognized tax benefits	4,651,000	3,597,000	$ 2,846,000
Accrual for interest and penalties	0	0
Recognized interest and penalties	0	$ 0
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	305,100,000
Federal | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	12,400,000
State
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	65,300,000
State | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 6,200,000